Net interest income - Interest Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expenses [Abstract]
Interest from time deposits		$ 1,163,622,989	$ 666,796,740	$ 414,778,905
Interest from current and savings accounts deposits		318,699,068	128,512,077	86,892,920
UVA clause adjustment	[1]	42,734,378	78,198,789	28,655,063
Interest from bank loans		25,305,718	27,087,785	16,185,121
Interest from other financial liabilities		4,614,829	2,097,053	5,120,469
Interest on the lease liability		1,699,151	1,935,792	2,812,644
Premium for reverse repurchase agreements		24,987	83,678	17,173
Other financial interest expense		13,162	19,379	25,908
TOTAL		$ 1,556,714,282	$ 904,731,293	$ 554,488,203

[1]	UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.